Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Options and Warrants [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock options - Stock option activity for the nine month periods ended September 30, 2013 and September 30, 2012 follows (all prices in Canadian dollars):

	Nine Month Periods Ended
	September 30, 2013		September 30, 2012
	Number	Avg. Price	Number	Avg. Price
Outstanding, beginning of period	133,950	$5.76	136,109	$5.70
Granted	91,667	6.45	—	—
Exercised	—	—	(922)	3.00
Expired	—	—	(1,237)	3.00
Outstanding, end of period	225,617	$6.04	133,950	$5.76

Stock options - Stock option activity for the year ended December 31, 2012 and December 31, 2011 follows (all prices in Canadian dollars):

	2012		2011
	Number	Avg. Price	Number	Avg. Price
Outstanding, beginning of period	136,109	$5.70	36,867	$3.00
Granted	—	—	123,250	6.00
Exercised	(922)	3.00	(24,008)	3.00
Expired	(1,237)	3.00	—	—
Outstanding, end of period	133,950	$5.76	136,109	$5.70

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]
Information about options outstanding at September 30, 2013 is as follows:

Grant Date	Expiration Date	Number Outstanding	Number Exercisable
March 18, 2010	March 18, 2020	10,700	10,700
January 18, 2011	January 18, 2021	123,250	92,438
January 11, 2013	January 11, 2023	91,667	—
Total		225,617	103,138

Information about options outstanding at December 31, 2012 is as follows:

Grant Date	Expiration Date	Number Outstanding	Number Exercisable
January 18, 2011	January 18, 2021	123,250	61,625
March 18, 2010	March 18, 2020	10,700	10,700
Total		133,950	72,325